SOFTWARE DEVELOPMENT COSTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Research and Development [Abstract]
SCHEDULE OF SOFTWARE DEVELOPMENT COSTS	Table 5: Capitalized Software Development Costs
	For the Three Months Ended March 31,
	2026	2025
Capitalized software development costs	$129,000	$70,000

Table 6: Capitalized Software Development Costs
	For the Year Ended December 31,
	2025	2024
Capitalized software development costs	$455,000	$448,000